Common Stock and Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Summary of Common Stock Award Activity

The following table summarizes the Class A common stock awards activity for the fiscal years ended as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding—March 29, 2019	400,000	$101.10	5.52	$40,440

Outstanding—March 27, 2020	400,000	$101.10	4.52	$40,440

Unvested—March 27, 2020	400,000	$101.10	4.52	$40,440

The following table summarizes the Class L common stock awards activity since March 29, 2019:

	Number of Shares	Weighted-Average Grant-Date Fair Value	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding—March 29, 2019	607,620	10.62	2.54	$6,454
Granted	30,300	26.93
Canceled	(15,450)	10.03

Outstanding—March 27, 2020	622,470	$11.43	1.62	$7,115

Unvested—March 27, 2020	321,840	$11.67	1.72	$3,757

Schedule of Stock-Based Compensation Expense

The Company recorded stock-based compensation expense in the following expense categories of its unaudited consolidated statements of operations:

	Three-Month Period Ended		Nine-Month Period Ended
	December 25, 2020	December 27, 2019	December 25, 2020	December 27, 2019
Cost of sales	$4,694	$47	$4,844	$137
Research and development	2,984	20	3,037	65
Selling, general and administrative	38,198	236	39,020	849

Total stock-based compensation	$45,876	$303	$46,901	$1,051

The Company recorded stock-based compensation expense in the following expense categories of its consolidated statements of income:

	Fiscal Years Ended
	March 29, 2019	March 27, 2020
Cost of sales	$181	$183
Research and development	74	87
Selling, general and administrative	1,186	1,165

Total stock-based compensation	$1,441	$1,435

Schedule of Conversions of Stock

The following table presents the respective number of shares of common stock and unvested restricted common stock issued in the Common Stock Conversion. The number of shares of common stock and unvested restricted common stock issuable are based upon the vesting provisions of the outstanding shares and reflect the shares vested and unvested at the date of conversion.

	Shares of Common Stock	Shares of Unvested Restricted Common Stock	Total Shares of Common Stock
Class A common stock	156,155,403	—	156,155,403
Class L common stock	7,816,574	459,749	8,276,323

Total	163,971,977	459,749	164,431,726

Schedule of RSU Activity

The following table summarizes the RSU activity for the nine-month period ended December 25, 2020:

	Number of Shares	Weighted-Average Grant-Date Fair Value	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(In years)
Outstanding—March 27, 2020	—	$—	—	$—
Granted	1,426,944	14.04
Vested	(376)	14.00
Canceled	(28,920)	14.00

Outstanding—December 25, 2020	1,397,648	$14.04	1.74	$34,648

Schedule of PSU Activity

The following table summarizes the PSU activity for the nine-month period ended December 25, 2020:

	Number of Shares	Weighted-Average Grant-Date Fair Value	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(In years)
Outstanding—March 27, 2020	—	$—	—	$—
Granted	650,302	15.05
Vested	—	—
Canceled	—	—

Outstanding—December 25, 2020	650,302	$15.05	2.90	$16,121

Schedule of Unvested Restricted Common Stock Activity

The following table summarizes unvested restricted common stock activity for the nine-month period ended December 25, 2020:

	Number of Shares	Weighted-Average Grant-Date Fair Value	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(In years)
Outstanding—March 27, 2020	—	$—	—	—
Common stock conversion	459,749	14.00
Vested	(37,161)	14.00
Canceled	—	—

Outstanding—December 25, 2020	422,588	$14.00	2.01	10,476

PSU
Summary of Weighted-average Fair Value of PSUs

The weighted-average fair value of the PSUs was determined using the Monte Carlo simulation model incorporating the following weighted-average assumptions:

Fiscal Year 2021
Performance term	2.42 years
Volatility	49.9%
Risk-free rate of return	0.17%
Dividend yield	—%
Weighted-average fair value per share	$14.00